Schwab Capital Trust
Schwab International Opportunities Fund

Portfolio Holdings as of July 31, 2024 (Unaudited)

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 94.9% OF NET ASSETS

Australia 4.4%
AGL Energy Ltd.	14,949	101,620
ALS Ltd.	163,472	1,655,028
BHP Group Ltd.	85,288	2,368,869
BlueScope Steel Ltd.	9,426	136,876
Brambles Ltd.	179,299	1,827,895
CAR Group Ltd.	84,569	1,934,136
Charter Hall Group	9,814	81,956
Cleanaway Waste Management Ltd.	33,947	62,753
Cochlear Ltd.	1,802	407,172
Coles Group Ltd.	28,846	341,873
Computershare Ltd.	34,461	621,539
Deterra Royalties Ltd.	11,613	30,362
Downer EDI Ltd.	13,233	43,193
EBOS Group Ltd.	4,088	87,587
Flight Centre Travel Group Ltd.	2,700	39,312
Fortescue Ltd.	41,731	519,252
Glencore PLC	983,266	5,455,983
Goodman Group	55,557	1,282,594
Harvey Norman Holdings Ltd.	10,475	32,898
IDP Education Ltd.	5,650	55,487
IGO Ltd.	17,129	62,728
Iluka Resources Ltd.	11,773	46,837
Incitec Pivot Ltd.	32,434	62,617
Insurance Australia Group Ltd.	78,178	378,218
JB Hi-Fi Ltd.	3,116	142,272
Lottery Corp. Ltd.	40,251	131,160
Magellan Financial Group Ltd.	8,083	54,268
Medibank Pvt Ltd.	168,852	439,580
Megaport Ltd. *	159,589	1,155,333
Metcash Ltd.	18,646	44,666
New Hope Corp. Ltd.	14,746	47,028
NEXTDC Ltd. *	315,938	3,479,182
Northern Star Resources Ltd.	431,724	4,006,886
Origin Energy Ltd.	36,068	247,480
Orora Ltd.	23,052	30,845
Paladin Energy Ltd. *	409,363	3,070,917
Pilbara Minerals Ltd.	86,414	167,026
Pro Medicus Ltd.	18,710	1,765,273
Qantas Airways Ltd. *	24,339	103,111
Qube Holdings Ltd.	28,355	71,007
REA Group Ltd.	1,506	202,481
Reece Ltd.	4,685	84,899
Region RE Ltd.	36,474	54,310
Rio Tinto Ltd.	8,462	650,238
Rio Tinto PLC	28,371	1,845,048
Santos Ltd.	660,704	3,444,188
Seven Group Holdings Ltd.	105,616	2,709,783
Star Entertainment Group Ltd. *	30,008	11,469
Steadfast Group Ltd.	41,365	175,590
Tabcorp Holdings Ltd.	34,380	14,547
Telix Pharmaceuticals Ltd. *	143,309	1,799,098
Transurban Group	47,586	406,089
Wesfarmers Ltd.	30,850	1,488,889
Whitehaven Coal Ltd.	20,669	104,347
Woolworths Group Ltd.	25,016	564,440
SECURITY	NUMBER OF SHARES	VALUE ($)
Worley Ltd.	7,327	72,676
Yancoal Australia Ltd.	4,549	21,082
		46,241,993

Austria 0.2%
ANDRITZ AG	1,633	104,610
Kontron AG	45,288	959,526
Mondi PLC	9,464	185,037
OMV AG	4,003	167,486
Telekom Austria AG	2,982	27,625
Verbund AG	1,843	147,985
voestalpine AG	2,431	62,348
		1,654,617

Belgium 0.7%
Anheuser-Busch InBev SA	39,300	2,333,405
Elia Group SA	635	65,951
Liberty Global Ltd., Class A *	92,712	1,806,957
Liberty Global Ltd., Class C *	141,784	2,851,276
Lotus Bakeries NV	8	86,926
Syensqo SA	1,609	142,280
Warehouses De Pauw CVA	2,812	76,175
		7,362,970

Brazil 1.7%
Direcional Engenharia SA	287,700	1,414,047
Embraer SA, ADR *	114,072	3,543,076
ERO Copper Corp. *	70,444	1,377,603
JBS SA *	182,322	1,086,940
MercadoLibre, Inc. *	5,931	9,898,246
Wheaton Precious Metals Corp.	7,667	458,415
Yara International ASA	4,940	140,723
		17,919,050

Cambodia 0.0%
NagaCorp Ltd. *	26,000	12,530

Canada 5.5%
Alamos Gold, Inc., Class A	188,379	3,210,486
Alimentation Couche-Tard, Inc.	21,070	1,298,858
Aritzia, Inc. *	49,996	1,641,125
AtkinsRealis Group, Inc.	77,205	3,326,081
BCE, Inc.	6,234	210,276
Brookfield Asset Management Ltd., Class A	16,522	721,121
Cameco Corp.	47,376	2,155,134
Canadian National Railway Co.	15,543	1,799,325
Canadian Natural Resources Ltd.	56,388	2,002,057
Canadian Pacific Kansas City Ltd.	15,229	1,277,089
Capstone Copper Corp. *	309,658	2,081,357
Cargojet, Inc.	14,591	1,378,412
Celestica, Inc. *	54,040	2,833,858
Cenovus Energy, Inc.	37,869	763,058
CGI, Inc. *	3,994	455,420
Chartwell Retirement Residences	123,658	1,227,041
Constellation Software, Inc.	290	915,021
Descartes Systems Group, Inc. *	26,096	2,654,112

Schwab International Opportunities Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Dollarama, Inc.	6,194	580,661
Element Fleet Management Corp.	25,071	479,575
Energy Fuels, Inc. *	143,400	815,946
FirstService Corp.	12,841	2,241,525
Franco-Nevada Corp.	2,865	369,203
Hammond Power Solutions, Inc.	1,600	138,300
Hydro One Ltd.	4,784	149,932
Imperial Oil Ltd.	5,101	365,436
Loblaw Cos. Ltd.	2,619	322,953
Lundin Gold, Inc.	152,942	2,647,531
Magna International, Inc.	5,577	247,494
Metro, Inc.	4,227	251,725
Nutrien Ltd. (a)	9,763	500,719
Nutrien Ltd. (a)	19,038	974,746
Open Text Corp.	106,251	3,349,179
Pan American Silver Corp.	59,381	1,364,575
Primo Water Corp.	77,056	1,689,838
Saputo, Inc.	4,888	112,336
Shopify, Inc., Class A *	31,489	1,927,127
Stantec, Inc.	10,130	891,314
Suncor Energy, Inc.	33,887	1,353,369
TELUS Corp.	7,755	125,201
Thomson Reuters Corp.	7,225	1,170,893
Tourmaline Oil Corp.	6,850	301,407
Vermilion Energy, Inc.	71,336	766,149
Waste Connections, Inc.	4,118	732,390
Whitecap Resources, Inc.	424,534	3,271,678
		57,091,033

China 2.5%
AAC Technologies Holdings, Inc.	14,000	51,247
Alibaba Group Holding Ltd.	394,340	3,880,393
Bosideng International Holdings Ltd.	2,274,000	1,138,041
Budweiser Brewing Co. APAC Ltd.	48,600	59,012
BYD Co. Ltd., H Shares	26,500	784,526
Chow Tai Fook Jewellery Group Ltd.	31,600	28,698
ESR Group Ltd.	63,000	95,245
Kanzhun Ltd., ADR	71,748	974,338
Lenovo Group Ltd.	128,000	165,787
Meituan, B Shares *	208,290	2,884,120
Nexteer Automotive Group Ltd.	32,000	13,885
PDD Holdings, Inc., ADR *	15,359	1,979,622
Prosus NV	272,843	9,517,659
Silergy Corp.	119,000	1,645,233
SITC International Holdings Co. Ltd.	37,000	82,576
Tencent Holdings Ltd.	55,400	2,556,514
Tongcheng Travel Holdings Ltd.	186,800	325,229
Wilmar International Ltd.	37,700	89,897
Xinyi Glass Holdings Ltd.	43,839	46,310
		26,318,332

Denmark 3.2%
Ambu AS, Class B *	116,570	2,367,111
AP Moller - Maersk AS, Class A	81	131,579
AP Moller - Maersk AS, Class B	137	226,644
Carlsberg AS, Class B	2,742	331,116
DSV AS	26,305	4,825,510
Genmab AS *	7,298	2,061,478
H Lundbeck AS	5,437	34,016
NKT AS *	14,613	1,315,431
Novo Nordisk AS, Class B	130,735	17,321,457
Novonesis (Novozymes) B, Class B	7,232	460,369
Orsted AS *	4,202	250,456
Pandora AS	2,322	363,981
Rockwool AS, B Shares	268	118,459
Royal Unibrew AS *	26,444	2,076,203
SECURITY	NUMBER OF SHARES	VALUE ($)
Svitzer Group AS *	430	16,479
Zealand Pharma AS *	12,440	1,675,932
		33,576,221

Faeroe Islands 0.1%
Bakkafrost P	12,529	654,448

Finland 0.6%
Elisa OYJ	3,478	161,941
Kemira OYJ	63,106	1,427,396
Kesko OYJ, B Shares	4,807	86,952
Kone OYJ, B Shares	10,082	514,833
Metso OYJ	10,911	110,861
Neste OYJ	10,992	221,850
Nokia OYJ	85,325	335,319
Orion OYJ, B Shares	3,207	147,404
UPM-Kymmene OYJ	107,197	3,545,649
		6,552,205

France 9.3%
Accor SA	69,011	2,655,759
Aeroports de Paris SA	491	64,511
Air Liquide SA	10,686	1,949,751
Airbus SE	33,274	5,035,241
AXA SA	80,074	2,811,382
BioMerieux	1,031	108,798
BNP Paribas SA	102,603	7,029,713
Bollore SE	16,303	101,484
Bureau Veritas SA	5,841	182,760
Capgemini SE	13,958	2,770,990
Cie de Saint-Gobain SA	41,427	3,553,846
Cie Generale des Etablissements Michelin SCA	47,595	1,884,231
Danone SA	50,172	3,259,426
Dassault Aviation SA	500	100,667
Edenred SE	94,344	3,928,368
Eiffage SA	29,918	2,977,491
Elis SA	164,619	3,806,870
Engie SA	35,386	556,274
EssilorLuxottica SA	4,943	1,131,155
Hermes International SCA	2,409	5,264,471
Ipsen SA	960	107,789
JCDecaux SE *	1,170	24,392
Kering SA	26,359	8,095,844
La Francaise des Jeux SAEM	2,602	100,954
Legrand SA	4,222	456,174
L'Oreal SA	9,470	4,095,277
LVMH Moet Hennessy Louis Vuitton SE	6,017	4,244,164
Publicis Groupe SA	13,392	1,398,077
Remy Cointreau SA	410	32,351
Rexel SA	5,538	140,703
Safran SA	6,979	1,533,235
Sanofi SA	68,520	7,063,896
Sartorius Stedim Biotech	422	84,210
Schneider Electric SE	12,824	3,091,035
Societe Generale SA	81,938	2,125,223
Sodexo SA	14,024	1,328,175
SOITEC *	461	59,437
SPIE SA	55,773	2,155,899
Teleperformance SE	1,160	149,333
Thales SA	2,004	318,543
TotalEnergies SE	97,893	6,604,478
Valeo SE	3,566	40,749
Vinci SA	8,845	1,009,373

Schwab International Opportunities Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
VusionGroup	8,472	1,234,738
Worldline SA *	183,200	2,078,747
		96,745,984

Germany 7.3%
adidas AG	8,010	2,007,284
Allianz SE	14,675	4,133,440
BASF SE	16,234	755,809
Bayer AG	238,623	7,099,198
Bayerische Motoren Werke AG	56,631	5,252,475
Beiersdorf AG	2,696	391,316
Bilfinger SE	41,118	2,305,291
BioNTech SE, ADR *	10,286	886,653
Brenntag SE	42,170	2,999,818
Carl Zeiss Meditec AG, Bearer Shares	827	56,579
Continental AG	92,327	5,659,996
Covestro AG *	4,181	246,131
CTS Eventim AG & Co. KGaA	21,408	1,885,697
Daimler Truck Holding AG	80,831	3,120,800
Deutsche Lufthansa AG	13,548	84,902
Deutsche Post AG	21,773	971,196
Duerr AG	34,083	749,642
DWS Group GmbH & Co. KGaA	1,221	46,174
E.ON SE	190,256	2,667,983
Evonik Industries AG	3,866	78,293
Fielmann Group AG	464	21,008
Fresenius Medical Care AG	161,883	6,246,717
Fresenius SE & Co. KGaA *	142,200	5,095,134
FUCHS SE	1,104	38,295
GEA Group AG	4,658	205,676
Heidelberg Materials AG	2,401	250,134
Henkel AG & Co. KGaA	20,858	1,616,138
HOCHTIEF AG	408	48,508
KION Group AG	54,044	2,137,431
Mercedes-Benz Group AG	77,794	5,142,527
MTU Aero Engines AG	1,126	318,842
Nemetschek SE	1,479	141,268
Rational AG	153	133,933
SAP SE	22,495	4,755,898
Scout24 SE	24,744	1,956,197
Siemens AG	14,800	2,709,835
TeamViewer SE *	75,442	1,017,481
thyssenkrupp AG	239,500	917,045
Wacker Chemie AG	316	31,584
Zalando SE *	63,652	1,631,036
		75,813,364

Greece 0.6%
Jumbo SA	82,408	2,208,246
National Bank of Greece SA	452,702	3,973,387
		6,181,633

Guernsey 0.2%
Burford Capital Ltd.	160,826	2,269,255

Hong Kong 0.8%
ASMPT Ltd.	5,800	60,642
Cathay Pacific Airways Ltd.	15,000	15,671
CK Asset Holdings Ltd.	38,000	145,201
CK Infrastructure Holdings Ltd.	12,000	80,037
CLP Holdings Ltd.	33,500	287,518
DFI Retail Group Holdings Ltd.	5,300	9,269
Hong Kong & China Gas Co. Ltd.	221,000	180,087
Hutchison Port Holdings Trust, Class U	74,900	9,138
Jardine Matheson Holdings Ltd.	3,400	119,778
SECURITY	NUMBER OF SHARES	VALUE ($)
Johnson Electric Holdings Ltd.	9,500	13,135
Link REIT	70,300	296,597
Man Wah Holdings Ltd.	40,800	24,064
NWS Holdings Ltd.	24,000	21,495
Orient Overseas International Ltd.	4,000	56,332
Power Assets Holdings Ltd.	38,500	245,379
Prudential PLC	582,400	5,255,803
Sino Land Co. Ltd.	53,069	54,892
Sun Hung Kai Properties Ltd.	23,500	203,475
Techtronic Industries Co. Ltd.	22,500	288,151
United Energy Group Ltd. *	168,000	7,203
Vitasoy International Holdings Ltd.	22,000	15,783
VTech Holdings Ltd.	4,500	29,606
WH Group Ltd.	1,504,150	977,763
Yue Yuen Industrial Holdings Ltd.	20,500	33,465
		8,430,484

India 2.3%
Amber Enterprises India Ltd. *	29,243	1,517,576
Anant Raj Ltd.	202,921	1,350,433
Axis Bank Ltd.	85,032	1,187,838
Birlasoft Ltd.	140,548	1,137,754
Honasa Consumer Ltd. *	222,162	1,237,334
Kalyan Jewellers India Ltd.	434,860	3,016,119
KEI Industries Ltd.	41,464	2,151,033
Lemon Tree Hotels Ltd. *	1,214,723	2,190,559
Max Financial Services Ltd. *	126,143	1,677,704
Max Healthcare Institute Ltd.	267,266	2,951,427
Phoenix Mills Ltd.	26,504	1,140,600
Prestige Estates Projects Ltd.	102,048	2,220,250
Rainbow Children's Medicare Ltd.	80,402	1,138,818
Varun Beverages Ltd.	68,241	1,287,481
		24,204,926

Indonesia 0.4%
Aspirasi Hidup Indonesia Tbk. PT	23,514,400	1,157,460
Bank Mandiri Persero Tbk. PT	3,048,000	1,202,098
Bank Rakyat Indonesia Persero Tbk. PT	7,289,000	2,097,338
First Pacific Co. Ltd.	44,000	19,584
		4,476,480

Ireland 1.0%
Bank of Ireland Group PLC	193,627	2,192,813
CRH PLC	15,140	1,287,764
Glanbia PLC	125,728	2,515,918
James Hardie Industries PLC *	10,741	385,856
Jazz Pharmaceuticals PLC *	18,962	2,090,560
Kerry Group PLC, Class A	2,519	235,516
Kingspan Group PLC	2,869	268,436
Smurfit WestRock PLC *	6,674	296,088
Smurfit WestRock PLC	27,700	1,242,068
		10,515,019

Israel 1.4%
Airport City Ltd. *	1,274	17,606
Amot Investments Ltd.	4,605	18,665
Azrieli Group Ltd.	715	43,885
Bank Hapoalim BM	190,613	1,749,129
Bezeq The Israeli Telecommunication Corp. Ltd.	55,141	62,503
Big Shopping Centers Ltd. *	217	21,193
Camtek Ltd.	16,269	1,708,245
Check Point Software Technologies Ltd. *	22,937	4,207,793
CyberArk Software Ltd. *	7,772	1,992,585
Delek Group Ltd.	224	23,184

Schwab International Opportunities Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Elbit Systems Ltd.	594	106,317
Electra Ltd.	42	15,393
Fattal Holdings 1998 Ltd. *	161	17,032
ICL Group Ltd.	22,046	92,286
Israel Corp. Ltd.	100	20,994
JFrog Ltd. *	50,015	1,928,578
Melisron Ltd.	643	45,071
Mivne Real Estate KD Ltd.	18,607	42,915
Nice Ltd. *	1,784	321,993
Nova Ltd. *(a)	805	161,750
Nova Ltd. *(a)	9,523	1,966,214
Strauss Group Ltd.	1,100	16,033
Teva Pharmaceutical Industries Ltd. *	22,210	381,811
Tower Semiconductor Ltd. *	3,282	132,248
		15,093,423

Italy 2.0%
A2A SpA	44,431	94,108
Buzzi SpA	40,963	1,605,915
Coca-Cola HBC AG *	3,129	114,177
De' Longhi SpA	25,476	803,011
Enel SpA	175,129	1,250,276
Eni SpA	58,837	941,380
Ferrari NV	17,438	7,177,003
Hera SpA	20,682	75,675
Interpump Group SpA	1,468	63,665
Intesa Sanpaolo SpA	996,200	4,045,401
Moncler SpA	5,505	328,241
PRADA SpA	9,800	70,652
Prysmian SpA	5,371	369,227
Reply SpA	482	68,418
Ryanair Holdings PLC, ADR	31,921	3,233,597
Terna - Rete Elettrica Nazionale	26,399	219,831
		20,460,577

Japan 14.3%
ABC-Mart, Inc.	2,100	41,395
Acom Co. Ltd.	12,600	36,282
Advantest Corp.	17,100	756,869
AGC, Inc.	2,900	103,790
Aica Kogyo Co. Ltd.	1,200	27,772
Air Water, Inc.	3,000	44,073
Aisin Corp.	3,100	104,582
Amada Co. Ltd.	139,400	1,637,103
Amano Corp.	2,000	50,704
Amvis Holdings, Inc.	35,500	618,066
ANA Holdings, Inc.	3,700	70,773
Anritsu Corp.	3,500	30,039
As One Corp.	1,000	21,546
Asahi Intecc Co. Ltd.	3,500	55,485
Asics Corp.	191,200	3,120,447
Astellas Pharma, Inc.	35,200	408,248
Azbil Corp.	3,500	101,707
Bandai Namco Holdings, Inc.	16,100	342,137
BayCurrent Consulting, Inc.	107,621	3,313,071
Bridgestone Corp.	10,500	428,123
Calbee, Inc.	2,000	45,909
Canon Marketing Japan, Inc.	1,000	30,966
Canon, Inc.	14,700	460,135
Capcom Co. Ltd.	10,400	222,185
Chubu Electric Power Co., Inc.	16,200	204,258
Chugai Pharmaceutical Co. Ltd.	13,400	584,809
Chugoku Electric Power Co., Inc.	5,600	40,727
Coca-Cola Bottlers Japan Holdings, Inc.	102,400	1,527,063
COMSYS Holdings Corp.	2,800	60,279
Cosmo Energy Holdings Co. Ltd.	1,500	80,500
Cosmos Pharmaceutical Corp.	300	26,973
SECURITY	NUMBER OF SHARES	VALUE ($)
CyberAgent, Inc.	303,000	1,959,024
Dai Nippon Printing Co. Ltd.	4,300	141,462
Daicel Corp.	4,000	38,883
Daifuku Co. Ltd.	7,726	139,827
Daiichikosho Co. Ltd.	2,000	24,140
Daito Trust Construction Co. Ltd.	1,800	216,468
Denso Corp.	44,700	733,036
Dentsu Soken, Inc.	500	19,008
Descente Ltd.	1,000	26,406
Disco Corp.	2,100	702,233
Electric Power Development Co. Ltd.	3,600	59,511
ENEOS Holdings, Inc.	73,400	384,582
Fancl Corp.	2,000	38,735
FANUC Corp.	28,300	839,003
Food & Life Cos. Ltd.	1,700	29,791
FP Partner, Inc.	36,700	758,431
Fuji Electric Co. Ltd.	2,900	163,116
Fujikura Ltd.	5,500	110,185
Fujitsu Ltd.	186,100	3,379,605
Furukawa Electric Co. Ltd.	59,600	1,630,462
GMO Payment Gateway, Inc.	16,300	934,386
Goldwin, Inc.	1,000	61,588
GS Yuasa Corp.	1,100	19,573
Hakuhodo DY Holdings, Inc.	4,800	39,198
Hamamatsu Photonics KK	2,800	80,637
Harmonic Drive Systems, Inc.	1,000	27,482
Hirose Electric Co. Ltd.	800	100,163
Hitachi Ltd.	178,790	3,863,055
Honda Motor Co. Ltd.	82,100	877,203
Horiba Ltd.	24,000	1,899,485
Hoshizaki Corp.	43,800	1,379,429
House Foods Group, Inc.	1,500	29,591
Hoya Corp.	8,300	1,039,996
Idemitsu Kosan Co. Ltd.	30,500	200,883
INFRONEER Holdings, Inc.	3,800	32,952
Inpex Corp.	25,200	389,125
Internet Initiative Japan, Inc.	2,800	47,352
Isetan Mitsukoshi Holdings Ltd.	6,500	129,319
Isuzu Motors Ltd.	12,600	170,442
ITOCHU Corp.	103,320	5,298,604
Iwatani Corp.	1,334	84,657
Japan Airlines Co. Ltd.	3,900	63,191
Japan Airport Terminal Co. Ltd.	900	32,854
Japan Aviation Electronics Industry Ltd.	700	11,731
Jeol Ltd.	800	32,210
JFE Holdings, Inc.	10,700	156,737
JGC Holdings Corp.	7,000	59,449
JTEKT Corp.	4,100	29,472
Justsystems Corp.	22,265	471,045
Kakaku.com, Inc.	3,600	50,326
Kamigumi Co. Ltd.	2,800	63,856
Kandenko Co. Ltd.	2,600	35,116
Kansai Electric Power Co., Inc.	11,900	203,678
Kansai Paint Co. Ltd.	4,800	78,832
Kawasaki Kisen Kaisha Ltd.	17,100	262,744
KDDI Corp.	32,500	977,925
Kewpie Corp.	1,800	46,236
Keyence Corp.	5,400	2,361,205
Kikkoman Corp.	22,000	275,307
Kinden Corp.	99,127	2,091,388
Kintetsu Group Holdings Co. Ltd.	4,700	108,853
Kobayashi Pharmaceutical Co. Ltd.	1,500	60,338
Kobe Bussan Co. Ltd.	2,200	59,067
Koei Tecmo Holdings Co. Ltd.	3,900	38,114
Koito Manufacturing Co. Ltd.	6,200	91,675
Kokuyo Co. Ltd.	1,300	21,814
Komatsu Ltd.	163,500	4,647,908
Konami Group Corp.	1,700	127,907
Kose Corp.	700	46,778

Schwab International Opportunities Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Kotobuki Spirits Co. Ltd.	3,000	38,526
Kurita Water Industries Ltd.	2,500	106,697
Kyoritsu Maintenance Co. Ltd.	33,600	652,310
Kyowa Kirin Co. Ltd.	4,700	99,135
Kyudenko Corp.	700	32,243
Kyushu Electric Power Co., Inc.	7,900	83,389
Lasertec Corp.	1,800	319,380
Lion Corp.	5,200	44,999
M&A Research Institute Holdings, Inc. *	51,300	1,033,343
M3, Inc.	79,500	742,312
Mabuchi Motor Co. Ltd.	2,600	39,968
Macnica Holdings, Inc.	62,301	2,514,349
Mani, Inc.	1,200	16,879
Marubeni Corp.	28,700	540,127
Maruichi Steel Tube Ltd.	1,700	41,428
MatsukiyoCocokara & Co.	189,703	3,093,656
Mazda Motor Corp.	9,900	85,392
McDonald's Holdings Co. Japan Ltd.	2,400	99,430
Medipal Holdings Corp.	3,100	55,956
MEIJI Holdings Co. Ltd.	6,100	154,052
Micronics Japan Co. Ltd.	22,100	878,170
MISUMI Group, Inc.	113,000	2,079,498
Mitsubishi Chemical Group Corp.	23,100	136,434
Mitsubishi Corp.	74,700	1,542,708
Mitsubishi Electric Corp.	31,300	521,513
Mitsubishi Gas Chemical Co., Inc.	3,200	60,496
Mitsubishi Logistics Corp.	1,100	38,477
Mitsubishi Motors Corp.	12,600	35,919
Mitsubishi UFJ Financial Group, Inc.	432,844	4,999,500
Mitsui & Co. Ltd.	63,700	1,478,088
Mitsui Chemicals, Inc.	2,900	83,845
Mitsui Mining & Smelting Co. Ltd.	800	26,671
Mitsui OSK Lines Ltd.	7,100	225,518
Miura Co. Ltd.	73,100	1,697,870
Money Forward, Inc. *	33,500	1,119,433
MonotaRO Co. Ltd.	6,900	97,540
Murata Manufacturing Co. Ltd.	26,500	589,571
Nabtesco Corp.	1,900	37,614
Nagase & Co. Ltd.	1,600	35,150
NET One Systems Co. Ltd.	1,800	36,371
Nexon Co. Ltd.	12,000	258,464
NGK Insulators Ltd.	4,600	62,169
NHK Spring Co. Ltd.	2,500	27,494
Nifco, Inc.	1,900	48,175
Nihon M&A Center Holdings, Inc.	17,200	81,179
Nintendo Co. Ltd.	29,500	1,630,122
Nippon Kayaku Co. Ltd.	4,600	38,468
Nippon Sanso Holdings Corp.	2,700	88,241
Nippon Shinyaku Co. Ltd.	800	18,292
Nippon Shokubai Co. Ltd.	3,600	39,035
Nippon Steel Corp.	15,500	336,542
Nippon Telegraph & Telephone Corp.	464,500	495,024
Nippon Yusen KK	12,600	406,021
Nishi-Nippon Railroad Co. Ltd.	1,100	18,265
Nissan Chemical Corp.	4,014	129,516
Nisshin Seifun Group, Inc.	4,000	49,498
Nissin Foods Holdings Co. Ltd.	5,100	151,637
Niterra Co. Ltd.	4,100	121,435
Nitori Holdings Co. Ltd.	1,400	171,214
Nitto Denko Corp.	4,000	347,334
Noevir Holdings Co. Ltd.	400	15,466
NOF Corp.	6,100	87,416
NOK Corp.	1,900	27,772
NS Solutions Corp.	1,200	27,519
NSK Ltd.	7,200	37,749
Obayashi Corp.	15,900	208,756
OBIC Business Consultants Co. Ltd.	600	25,394
Obic Co. Ltd.	1,700	259,221
OKUMA Corp.	900	44,955
SECURITY	NUMBER OF SHARES	VALUE ($)
Omron Corp.	3,100	114,991
Ono Pharmaceutical Co. Ltd.	8,600	126,870
Open House Group Co. Ltd.	2,200	77,921
Oracle Corp.	900	73,466
Oriental Land Co. Ltd.	24,800	710,012
Osaka Gas Co. Ltd.	7,400	167,493
OSG Corp.	1,700	23,454
Otsuka Corp.	166,814	3,697,896
PAL GROUP Holdings Co. Ltd.	72,300	992,304
PALTAC Corp.	600	18,406
Panasonic Holdings Corp.	34,000	278,500
Persol Holdings Co. Ltd.	51,000	87,470
Pigeon Corp.	2,400	24,420
Pola Orbis Holdings, Inc.	1,800	16,976
Rakus Co. Ltd.	3,100	43,432
Rakuten Bank Ltd. *	69,300	1,544,337
Recruit Holdings Co. Ltd.	39,900	2,287,997
Relo Group, Inc.	3,200	38,242
Resonac Holdings Corp.	3,600	89,373
Resorttrust, Inc.	900	15,192
Rinnai Corp.	2,600	63,929
Rohm Co. Ltd.	5,600	76,352
Rohto Pharmaceutical Co. Ltd.	3,300	77,513
Ryohin Keikaku Co. Ltd.	118,000	2,225,217
Sankyo Co. Ltd.	279,120	3,099,341
Sankyu, Inc.	1,000	34,158
Sanrio Co. Ltd.	121,832	2,586,653
Santen Pharmaceutical Co. Ltd.	215,600	2,587,455
Sanwa Holdings Corp.	70,916	1,519,037
SCREEN Holdings Co. Ltd.	1,600	135,584
Secom Co. Ltd.	5,100	325,649
Sega Sammy Holdings, Inc.	4,600	74,492
Seino Holdings Co. Ltd.	3,600	56,343
Sekisui Chemical Co. Ltd.	6,700	101,090
SG Holdings Co. Ltd.	12,300	125,074
SHIFT, Inc. *	300	23,045
Shikoku Electric Power Co., Inc.	2,700	23,548
Shimadzu Corp.	7,300	215,308
Shimamura Co. Ltd.	46,010	2,254,993
Shimano, Inc.	2,200	390,289
Shimizu Corp.	9,800	61,592
Shin-Etsu Chemical Co. Ltd.	60,000	2,665,840
Shinko Electric Industries Co. Ltd.	1,400	53,248
Shionogi & Co. Ltd.	6,600	290,328
Ship Healthcare Holdings, Inc.	104,395	1,593,549
SHO-BOND Holdings Co. Ltd.	1,000	38,513
SMC Corp.	1,500	729,848
SMS Co. Ltd.	1,400	20,406
Socionext, Inc.	53,200	1,074,301
Sohgo Security Services Co. Ltd.	6,000	38,378
Sojitz Corp.	3,900	92,247
Square Enix Holdings Co. Ltd.	2,300	77,675
Stanley Electric Co. Ltd.	3,900	76,572
Subaru Corp.	17,800	342,232
Sugi Holdings Co. Ltd.	2,400	41,470
SUMCO Corp.	7,200	118,371
Sumitomo Bakelite Co. Ltd.	1,200	33,782
Sumitomo Chemical Co. Ltd.	24,500	62,805
Sumitomo Corp.	44,800	1,113,170
Sumitomo Electric Industries Ltd.	14,300	216,317
Sundrug Co. Ltd.	1,100	30,547
Suntory Beverage & Food Ltd.	43,054	1,546,334
Suzuken Co. Ltd.	34,200	1,246,378
Suzuki Motor Corp.	38,100	437,852
Sysmex Corp.	9,000	147,341
Taiheiyo Cement Corp.	92,400	2,523,726
Takara Holdings, Inc.	3,500	26,554
Takeda Pharmaceutical Co. Ltd.	32,443	910,813
TBS Holdings, Inc.	64,300	1,815,972

Schwab International Opportunities Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
TechnoPro Holdings, Inc.	2,300	44,227
THK Co. Ltd.	2,200	41,536
TIS, Inc.	5,500	117,818
Toei Animation Co. Ltd.	1,000	15,508
Toho Co. Ltd.	3,000	107,737
Toho Gas Co. Ltd.	2,400	74,127
Tohoku Electric Power Co., Inc.	10,300	87,577
Tokai Carbon Co. Ltd.	3,300	21,148
Tokyo Electric Power Co. Holdings, Inc. *	28,700	143,751
Tokyo Electron Ltd.	11,100	2,322,646
Tokyo Gas Co. Ltd.	12,100	265,106
Tokyo Ohka Kogyo Co. Ltd.	72,500	1,866,137
TOPPAN Holdings, Inc.	145,989	4,129,466
Toyo Suisan Kaisha Ltd.	35,600	2,390,395
Toyo Tire Corp.	78,500	1,280,794
Toyoda Gosei Co. Ltd.	1,300	23,736
Toyota Boshoku Corp.	1,300	17,518
Toyota Tsusho Corp.	16,200	323,887
Trend Micro, Inc.	2,400	115,038
TS Tech Co. Ltd.	2,900	38,457
U-Next Holdings Co. Ltd.	43,100	1,484,307
Unicharm Corp.	9,500	318,256
USS Co. Ltd.	254,252	2,293,228
WealthNavi, Inc. *	28,000	255,630
West Japan Railway Co.	7,400	145,684
Workman Co. Ltd.	1,200	34,302
Yakult Honsha Co. Ltd.	6,000	123,032
Yamato Holdings Co. Ltd.	8,800	106,877
Yamato Kogyo Co. Ltd.	1,000	52,847
Yokogawa Electric Corp.	53,500	1,354,205
Zenkoku Hosho Co. Ltd.	2,500	103,411
Zensho Holdings Co. Ltd.	1,900	77,337
Zeon Corp.	2,300	20,314
ZOZO, Inc.	2,800	81,970
		149,695,122

Jersey 0.2%
Amcor PLC	26,908	285,726
Arcadium Lithium PLC *	185,318	589,311
Experian PLC	20,492	966,813
Ferguson PLC	3,576	789,728
		2,631,578

Luxembourg 1.0%
ArcelorMittal SA	14,159	322,410
Eurofins Scientific SE	53,327	3,157,165
L'Occitane International SA	10,250	44,409
RTL Group SA	1,131	35,620
Spotify Technology SA *	20,472	7,041,140
Tenaris SA	13,902	220,580
		10,821,324

Mexico 0.5%
BBB Foods, Inc., Class A *	79,543	2,159,592
Vista Energy SAB de CV, ADR *	78,982	3,558,929
		5,718,521

Netherlands 6.5%
Aalberts NV	19,839	758,596
Adyen NV *	5,415	6,623,834
Akzo Nobel NV	46,500	2,875,198
ASM International NV	1,084	745,815
ASML Holding NV	21,934	20,424,311
ASR Nederland NV	79,986	4,018,676
BE Semiconductor Industries NV	8,760	1,128,504
SECURITY	NUMBER OF SHARES	VALUE ($)
CNH Industrial NV	650,492	6,927,740
CTP NV	2,646	46,358
EXOR NV	29,838	3,058,765
Fugro NV	92,893	2,480,984
Heineken Holding NV	2,182	160,793
Heineken NV	28,191	2,501,690
IMCD NV	1,371	197,141
ING Groep NV	209,783	3,807,759
JDE Peet's NV	2,549	56,054
Koninklijke Ahold Delhaize NV	186,780	6,017,153
Koninklijke KPN NV	56,658	223,243
OCI NV	3,030	73,024
Randstad NV	3,313	161,360
Redcare Pharmacy NV *	18,867	2,824,455
Stellantis NV	54,959	915,840
Universal Music Group NV	20,388	485,733
Wolters Kluwer NV	6,308	1,056,018
		67,569,044

New Zealand 0.1%
a2 Milk Co. Ltd. *	21,909	103,400
Air New Zealand Ltd.	44,364	15,314
Fisher & Paykel Healthcare Corp. Ltd.	16,633	321,097
Mainfreight Ltd.	2,085	92,563
Mercury NZ Ltd.	12,904	52,837
Meridian Energy Ltd.	19,055	73,714
SKYCITY Entertainment Group Ltd.	17,073	15,824
Spark New Zealand Ltd.	40,644	104,454
		779,203

Norway 0.4%
Aker ASA, A Shares	1,472	86,350
AutoStore Holdings Ltd. *	12,870	16,222
Equinor ASA	28,135	745,020
Norsk Hydro ASA	38,219	211,995
Salmar ASA	27,743	1,596,188
Schibsted ASA, A Shares	865	24,862
Schibsted ASA, B Shares	1,613	43,849
Seadrill Ltd. *	30,953	1,702,725
TOMRA Systems ASA	3,593	59,225
Var Energi ASA	10,818	34,462
		4,520,898

Poland 0.3%
Dino Polska SA *	1,423	126,371
InPost SA *	155,819	2,699,647
		2,826,018

Portugal 0.1%
EDP SA	57,554	237,207
Galp Energia SGPS SA	14,223	299,059
Jeronimo Martins SGPS SA	7,330	128,116
		664,382

Republic of Korea 2.9%
BGF retail Co. Ltd.	224	16,919
Cheil Worldwide, Inc.	2,093	27,100
CosmoAM&T Co. Ltd. *	381	36,272
Coupang, Inc., Class A *	126,527	2,625,435
Delivery Hero SE *	84,904	1,888,960
Doosan Bobcat, Inc.	1,263	38,224
Douzone Bizon Co. Ltd.	27,471	1,230,398
E-MART, Inc.	259	11,419
Eugene Technology Co. Ltd.	49,718	1,672,006

Schwab International Opportunities Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
F&F Co. Ltd.	548	23,117
GS Holdings Corp.	1,127	40,346
GS Retail Co. Ltd.	725	11,234
Hankook Tire & Technology Co. Ltd.	1,568	51,204
Hanmi Pharm Co. Ltd.	139	29,374
Hanwha Aerospace Co. Ltd.	565	118,551
HD Hyundai Infracore Co. Ltd. *	2,184	12,723
HD HYUNDAI MIPO *	549	47,230
HMM Co. Ltd.	7,851	104,423
Hotel Shilla Co. Ltd.	821	29,967
HYBE Co. Ltd.	319	41,034
Hyundai Engineering & Construction Co. Ltd.	1,199	29,295
Hyundai Glovis Co. Ltd.	1,012	90,076
Hyundai Mobis Co. Ltd.	1,526	246,892
Hyundai Wia Corp.	276	10,610
Kangwon Land, Inc.	3,463	36,513
KEPCO Plant Service & Engineering Co. Ltd.	654	18,769
Kia Corp.	7,252	595,075
Korea Aerospace Industries Ltd.	2,148	89,274
Korean Air Lines Co. Ltd.	3,906	60,705
Krafton, Inc. *	549	118,375
KT&G Corp.	3,079	209,901
Kumho Petrochemical Co. Ltd.	14,626	1,483,544
LG Corp.	1,861	118,680
LG Electronics, Inc.	1,988	151,388
LG H&H Co. Ltd.	261	67,143
LG Innotek Co. Ltd.	286	53,715
LG Uplus Corp.	3,806	27,837
LOTTE Fine Chemical Co. Ltd.	408	13,856
NAVER Corp.	27,935	3,562,897
NCSoft Corp.	485	62,234
NongShim Co. Ltd.	97	34,129
OCI Holdings Co. Ltd.	297	15,971
Orion Corp.	618	39,602
Pan Ocean Co. Ltd.	6,331	17,890
S-1 Corp.	463	19,092
Samsung C&T Corp.	2,245	255,710
Samsung E&A Co. Ltd. *	4,726	98,716
Samsung Electronics Co. Ltd.	180,702	11,142,486
Samsung SDI Co. Ltd.	1,355	318,600
Samsung SDS Co. Ltd.	1,034	111,890
Shinsegae, Inc.	119	13,196
S-Oil Corp.	689	33,990
Soop Co. Ltd.	17,925	1,353,865
Youngone Corp.	40,923	1,163,119
Yuhan Corp.	1,578	108,724
		29,829,695

Singapore 0.8%
CapitaLand Ascendas REIT	67,600	138,009
City Developments Ltd.	10,500	41,860
ComfortDelGro Corp. Ltd.	53,500	56,128
DBS Group Holdings Ltd.	129,236	3,541,507
Frasers Logistics & Commercial Trust	85,800	63,778
Genting Singapore Ltd.	150,600	95,699
Jardine Cycle & Carriage Ltd.	2,500	48,680
Keppel DC REIT	29,800	45,245
Keppel REIT	48,800	31,988
Mapletree Industrial Trust	29,400	51,012
Mapletree Logistics Trust	58,500	56,717
Mapletree Pan Asia Commercial Trust	36,400	35,010
Netlink NBN Trust	43,900	27,916
Olam Group Ltd.	19,600	16,996
SATS Ltd.	214,600	527,556
Seatrium Ltd. *	28,215	35,529
Singapore Airlines Ltd.	33,900	177,158
Singapore Exchange Ltd.	48,900	360,535
SECURITY	NUMBER OF SHARES	VALUE ($)
Singapore Telecommunications Ltd.	127,600	295,607
STMicroelectronics NV	17,021	562,762
Suntec Real Estate Investment Trust	36,200	32,034
Venture Corp. Ltd.	207,136	2,344,856
		8,586,582

South Africa 0.4%
Anglo American PLC	19,152	580,618
Aspen Pharmacare Holdings Ltd.	201,632	2,788,362
Impala Platinum Holdings Ltd.	73,465	377,405
		3,746,385

Spain 1.3%
ACS Actividades de Construccion y Servicios SA	3,668	163,874
Aena SME SA	1,586	301,338
Amadeus IT Group SA	41,650	2,743,103
Corp. ACCIONA Energias Renovables SA	1,339	28,279
Endesa SA	7,134	138,430
Fluidra SA	76,559	1,705,636
Iberdrola SA	122,477	1,617,700
Indra Sistemas SA	161,971	3,248,147
Industria de Diseno Textil SA	31,647	1,537,692
Laboratorios Farmaceuticos Rovi SA	19,098	1,837,499
Naturgy Energy Group SA	3,723	89,664
Repsol SA	35,171	501,641
		13,913,003

Sweden 2.4%
AAK AB	77,618	2,233,618
Assa Abloy AB, B Shares	17,961	546,990
Atlas Copco AB, A Shares	57,494	1,023,258
Atlas Copco AB, B Shares	109,681	1,716,059
Axfood AB	2,777	68,873
Beijer Ref AB	113,417	1,801,020
Boliden AB	8,073	246,893
Epiroc AB, A Shares	11,034	205,954
Epiroc AB, B Shares	6,972	117,230
Evolution AB	5,549	537,527
H & M Hennes & Mauritz AB, B Shares	15,111	235,089
Hemnet Group AB	54,158	2,001,619
Hexatronic Group AB *	124,148	733,871
Holmen AB, B Shares	2,011	79,056
Kinnevik AB, Class B *	86,398	724,406
Lifco AB, B Shares	4,159	123,383
Saab AB, B Shares	111,568	2,576,218
Sandvik AB	92,132	1,886,110
SKF AB, B Shares	213,300	3,965,431
SSAB AB, A Shares	6,952	35,867
SSAB AB, B Shares	20,063	101,693
Sweco AB, B Shares	4,205	67,959
Swedish Orphan Biovitrum AB *	3,446	90,034
Tele2 AB, B Shares	14,309	147,321
Telefonaktiebolaget LM Ericsson, B Shares	54,880	377,347
Trelleborg AB, B Shares	31,167	1,158,246
Volvo AB, A Shares	3,347	87,010
Volvo AB, B Shares	101,091	2,579,918
Volvo Car AB, B Shares *	14,182	40,239
		25,508,239

Switzerland 5.3%
ABB Ltd.	32,767	1,818,785
Avolta AG *	2,533	95,574
Bachem Holding AG	802	71,973
Barry Callebaut AG	54	86,887

Schwab International Opportunities Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Belimo Holding AG	278	168,529
BKW AG	419	75,793
Chocoladefabriken Lindt & Spruengli AG	3	371,485
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates	28	350,941
Cie Financiere Richemont SA, Class A	17,463	2,663,654
Clariant AG *	4,159	61,693
DSM-Firmenich AG	2,735	349,174
Emmi AG	34	35,753
EMS-Chemie Holding AG	218	182,299
Geberit AG	997	634,756
Georg Fischer AG	1,783	131,008
Holcim AG *	23,343	2,181,413
Kuehne & Nagel International AG	1,531	474,596
Landis & Gyr Group AG *	22,522	2,040,067
Logitech International SA	4,198	378,140
Lonza Group AG	1,224	815,073
Nestle SA	78,912	7,993,201
Novartis AG	78,079	8,715,789
Partners Group Holding AG	1,407	1,893,882
Roche Holding AG	36,799	11,914,022
Roche Holding AG, Bearer Shares	742	260,970
Sandoz Group AG	9,695	420,504
Schindler Holding AG	384	100,815
Schindler Holding AG, Participation Certificates	4,576	1,224,784
SGS SA	3,363	367,688
Siegfried Holding AG *	2,088	2,433,674
Sika AG	3,124	948,497
Sonova Holding AG	1,244	381,331
Swatch Group AG	1,484	60,173
Swatch Group AG, Bearer Shares	13,951	2,873,277
Swisscom AG	537	328,667
Swissquote Group Holding SA	7,179	2,289,723
Tecan Group AG	210	78,417
VAT Group AG	761	381,364
		55,654,371

Taiwan 2.1%
ASPEED Technology, Inc.	21,000	2,645,992
Elan Microelectronics Corp.	240,000	1,015,652
Elite Material Co. Ltd.	86,000	1,168,598
Gold Circuit Electronics Ltd.	308,000	2,098,186
Kinik Co.	116,000	1,120,809
Lotes Co. Ltd.	46,000	1,981,514
Nien Made Enterprise Co. Ltd.	106,000	1,287,371
Parade Technologies Ltd.	92,000	2,087,950
Phison Electronics Corp.	65,000	1,024,095
Taiwan Semiconductor Manufacturing Co. Ltd.	169,000	4,929,948
Tong Yang Industry Co. Ltd.	308,000	876,240
Wiwynn Corp.	20,000	1,267,680
		21,504,035

Turkey 0.1%
Migros Ticaret AS	53,843	857,919

United Kingdom 10.9%
3i Group PLC	60,263	2,424,423
Admiral Group PLC	12,880	456,462
Airtel Africa PLC	23,954	35,120
Ashtead Group PLC	44,124	3,184,314
AstraZeneca PLC	26,911	4,275,371
AstraZeneca PLC, ADR	82,896	6,561,218
Auto Trader Group PLC	23,543	246,610
B&M European Value Retail SA	22,829	137,476
SECURITY	NUMBER OF SHARES	VALUE ($)
Barratt Developments PLC	25,405	171,913
Berkeley Group Holdings PLC	2,438	159,158
BP PLC	416,753	2,463,473
BT Group PLC	98,710	179,011
Bunzl PLC	15,618	654,384
Burberry Group PLC	9,842	98,497
Centrica PLC	154,146	262,815
Compass Group PLC	90,172	2,776,847
ConvaTec Group PLC	272,673	821,558
Croda International PLC	2,882	149,847
DCC PLC	45,950	3,165,723
Diageo PLC	44,682	1,390,279
Diploma PLC	56,672	3,240,234
DS Smith PLC	31,428	183,730
Endeavour Mining PLC	4,333	96,789
Flutter Entertainment PLC *	16,860	3,335,005
Greggs PLC	34,392	1,385,020
GSK PLC	116,046	2,253,472
Haleon PLC	118,494	531,493
Halma PLC	5,676	194,281
Hargreaves Lansdown PLC	24,137	342,892
Hikma Pharmaceuticals PLC	2,541	62,127
Howden Joinery Group PLC	15,038	181,812
IMI PLC	4,155	101,203
InterContinental Hotels Group PLC	4,280	431,191
Intermediate Capital Group PLC	100,011	2,822,984
International Consolidated Airlines Group SA *	27,755	59,301
Intertek Group PLC	3,122	202,736
J Sainsbury PLC	37,348	132,443
JD Sports Fashion PLC	1,894,487	3,205,178
Just Group PLC	686,888	1,066,010
Lloyds Banking Group PLC	8,323,310	6,358,591
Marks & Spencer Group PLC	664,428	2,806,245
Melrose Industries PLC	199,740	1,512,493
Next PLC	2,864	334,744
Ocado Group PLC *	270,044	1,412,109
Persimmon PLC	116,051	2,366,544
Reckitt Benckiser Group PLC	71,625	3,852,970
RELX PLC	40,546	1,913,669
Rightmove PLC	25,143	186,809
Rolls-Royce Holdings PLC *	136,500	790,363
RS Group PLC	11,192	117,581
Schroders PLC	845,441	4,272,414
Shell PLC	322,052	11,743,266
Smith & Nephew PLC	162,000	2,334,877
Smiths Group PLC	70,597	1,621,554
Softcat PLC	89,608	1,874,682
SSE PLC	16,951	410,245
Taylor Wimpey PLC	96,500	197,842
TechnipFMC PLC	65,404	1,929,418
Tesco PLC	174,468	744,014
TP ICAP Group PLC	874,909	2,491,298
Unilever PLC	48,408	2,974,898
UNITE Group PLC	8,262	101,269
United Utilities Group PLC	10,359	137,667
Vodafone Group PLC	3,002,610	2,809,691
Weir Group PLC	106,855	2,789,429
Wise PLC, Class A *	179,690	1,654,511
WPP PLC	478,301	4,613,729
		113,795,322

United States 1.1%
ACADIA Pharmaceuticals, Inc. *	5,395	102,613
Ginkgo Bioworks Holdings, Inc. *	180,171	68,465
Insmed, Inc. *	6,027	438,464
Moderna, Inc. *	24,580	2,930,428
NVIDIA Corp.	57,665	6,747,958

Schwab International Opportunities Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
SolarEdge Technologies, Inc. *	7,125	205,627
Tesla, Inc. *	4,752	1,102,797
		11,596,352
Total Common Stocks (Cost $847,466,325)		991,792,537

PREFERRED STOCKS 0.5% OF NET ASSETS

Germany 0.1%
Bayerische Motoren Werke AG	1,132	97,048
FUCHS SE	1,665	72,346
Henkel AG & Co. KGaA	2,820	241,228
		410,622

Republic of Korea 0.4%
Hyundai Motor Co.	334	40,428
Hyundai Motor Co. 2nd	551	66,968
Samsung Electronics Co. Ltd.	90,816	4,323,462
		4,430,858
Total Preferred Stocks (Cost $5,084,140)		4,841,480

WARRANTS 0.0% OF NET ASSETS

Canada 0.0%
Constellation Software, Inc.
expires 03/31/40 *(b)	344	1,729
Total Warrants (Cost $0)		1,729
SECURITY	NUMBER OF SHARES	VALUE ($)
INVESTMENT COMPANIES 1.7% OF NET ASSETS

United States 1.7%
Schwab Emerging Markets Equity ETF (c)	664,906	17,866,024
Total Investment Companies (Cost $19,426,891)		17,866,024

SHORT-TERM INVESTMENTS 2.5% OF NET ASSETS

Money Market Funds 2.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.26% (d)	26,408,071	26,408,071
Total Short-Term Investments (Cost $26,408,071)		26,408,071
Total Investments in Securities (Cost $898,385,427)		1,040,909,841

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
MSCI EAFE Index, expires 09/20/24	208	24,852,880	447,590

Schwab International Opportunities Fund
Portfolio Holdings (Unaudited) continued

SETTLEMENT DATE	COUNTERPARTY	CURRENCY TO BE RECEIVED	AMOUNT OF CURRENCY TO BE RECEIVED	CURRENCY TO BE DELIVERED	AMOUNT OF CURRENCY TO BE DELIVERED	UNREALIZED APPRECIATION (DEPRECIATION) ($)
FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
08/20/24	Barclays Bank PLC	AUD	9,971,000	USD	6,652,138	(128,524)
08/20/24	Wells Fargo Bank NA	AUD	1,475,000	USD	995,633	(30,601)
08/20/24	UBS AG	CAD	833,000	USD	603,444	215
08/20/24	JP Morgan Chase Bank	CHF	4,682,000	USD	5,278,898	64,723
08/20/24	Morgan Stanley & Co.	DKK	12,211,000	USD	1,755,680	17,019
08/20/24	Morgan Stanley & Co.	EUR	1,464,000	USD	1,568,522	17,213
08/20/24	Morgan Stanley & Co.	EUR	6,371,000	USD	6,827,756	73,009
08/20/24	Barclays Bank PLC	GBP	1,242,000	USD	1,595,597	1,334
08/20/24	Morgan Stanley & Co.	GBP	2,780,000	USD	3,514,565	59,887
08/20/24	Wells Fargo Bank NA	JPY	95,922,000	USD	596,496	45,526
08/20/24	Citibank N.A.	NOK	12,335,000	USD	1,170,666	(39,608)
08/20/24	Morgan Stanley & Co.	NOK	6,389,000	USD	596,632	(10,792)
08/20/24	Goldman Sachs & Co.	NZD	5,435,000	USD	3,331,845	(97,119)
08/20/24	JP Morgan Chase Bank	NZD	2,342,000	USD	1,422,902	(29,023)
08/20/24	UBS AG	SEK	20,381,000	USD	1,940,602	(35,759)
08/20/24	HSBC Bank USA	SEK	4,136,000	USD	392,559	(6,001)
08/20/24	Morgan Stanley & Co.	SEK	10,833,000	USD	1,006,088	6,383
08/20/24	UBS AG	USD	391,724	CAD	536,000	3,295
08/20/24	UBS AG	USD	406,466	CAD	556,000	3,543
08/20/24	Morgan Stanley & Co.	USD	10,767,280	CAD	14,733,000	90,552
08/20/24	Goldman Sachs & Co.	USD	1,792,331	EUR	1,653,000	1,880
08/20/24	UBS AG	USD	1,206,639	EUR	1,112,000	2,173
08/20/24	JP Morgan Chase Bank	USD	407,470	EUR	372,000	4,537
08/20/24	HSBC Bank USA	USD	1,943,843	ILS	7,276,000	16,523
08/20/24	Citibank N.A.	USD	4,689,437	JPY	739,022,000	(256,960)
08/20/24	Wells Fargo Bank NA	USD	391,001	JPY	62,318,000	(26,103)
08/20/24	Wells Fargo Bank NA	USD	407,476	JPY	63,335,000	(16,435)
08/20/24	Wells Fargo Bank NA	USD	200,470	JPY	30,765,000	(5,446)
08/20/24	Barclays Bank PLC	USD	784,731	NOK	8,369,000	17,336
08/20/24	Citibank N.A.	USD	391,667	NZD	644,000	8,380
08/20/24	Morgan Stanley & Co.	USD	1,193,855	NZD	1,964,000	24,949
08/20/24	Wells Fargo Bank NA	USD	596,618	SEK	6,284,000	9,305
08/20/24	HSBC Bank USA	USD	6,264,721	SGD	8,458,000	(68,511)
Net Unrealized Depreciation on Forward Foreign Currency Exchange Contracts						(283,100)

*	Non-income producing security.
(a)	Security is traded on separate exchanges for the same issuer.
(b)	Fair valued using significant unobservable inputs (see notes to portfolio holdings for additional information).
(c)	Issuer is affiliated with the fund’s investment adviser.
(d)	The rate shown is the annualized 7-day yield.

ADR —	American Depositary Receipt
CVA —	Dutch Certificate
ETF —	Exchange-Traded Fund
REIT —	Real Estate Investment Trust

AUD —	Australian Dollar
CAD —	Canadian Dollar
CHF —	Swiss Franc
DKK —	Danish Krone
EUR —	Euro
GBP —	British Pound
ILS —	Israeli Shekel
JPY —	Japanese Yen
NOK —	Norwegian Krone
NZD —	New Zealand Dollar
SEK —	Swedish Krona
SGD —	Singapore Dollar
USD —	U.S. Dollar

Schwab International Opportunities Fund
Portfolio Holdings (Unaudited) continued

Below is a summary of the fund’s transactions with affiliated issuers during the period ended July 31, 2024:
SECURITY	VALUE AT 10/31/23	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 7/31/24	BALANCE OF SHARES HELD AT 7/31/24	DIVIDENDS RECEIVED (a)
COMMON STOCKS 1.7% OF NET ASSETS

United States 1.7%
Schwab Emerging Markets Equity ETF	$35,333,880	$—	($21,252,972 )	($4,486,837 )	$8,271,953	$17,866,024	664,906	$1,276,953

(a)	Distributions received include distributions from net investment income and capital gains, if any, from the underlying fund.

The following is a summary of the inputs used to value the fund’s investments as of July 31, 2024 (see notes to portfolio holdings for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks [1]	$—	$162,369,325	$—	$162,369,325
Australia	87,587	46,154,406	—	46,241,993
Austria	27,625	1,626,992	—	1,654,617
Belgium	4,745,159	2,617,811	—	7,362,970
Brazil	17,778,327	140,723	—	17,919,050
Canada	57,091,033	—	—	57,091,033
China	4,092,001	22,226,331	—	26,318,332
Denmark	50,495	33,525,726	—	33,576,221
Finland	1,574,800	4,977,405	—	6,552,205
Germany	886,653	74,926,711	—	75,813,364
Greece	6,181,633	—	—	6,181,633
Guernsey	2,269,255	—	—	2,269,255
Hong Kong	16,341	8,414,143	—	8,430,484
Ireland	6,144,634	4,370,385	—	10,515,019
Israel	11,803,415	3,290,008	—	15,093,423
Italy	3,233,597	17,226,980	—	20,460,577
Japan	1,670,008	148,025,114	—	149,695,122
Jersey	589,311	2,042,267	—	2,631,578
Luxembourg	7,085,549	3,735,775	—	10,821,324
Mexico	5,718,521	—	—	5,718,521
Netherlands	6,927,740	60,641,304	—	67,569,044
New Zealand	245,265	533,938	—	779,203
Norway	1,771,436	2,749,462	—	4,520,898
Poland	126,371	2,699,647	—	2,826,018
Portugal	128,116	536,266	—	664,382
Republic of Korea	2,625,435	27,204,260	—	29,829,695
Singapore	27,916	8,558,666	—	8,586,582
South Africa	2,788,362	958,023	—	3,746,385
Sweden	2,160,526	23,347,713	—	25,508,239
Switzerland	35,753	55,618,618	—	55,654,371
United Kingdom	10,981,934	102,813,388	—	113,795,322
United States	11,596,352	—	—	11,596,352

Schwab International Opportunities Fund
Portfolio Holdings (Unaudited) continued

DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Preferred Stocks [1]	$—	$4,841,480	$—	$4,841,480
Warrants
Canada	—	—	1,729	1,729
Investment Companies [1]	17,866,024	—	—	17,866,024
Short-Term Investments [1]	26,408,071	—	—	26,408,071
Futures Contracts [2]	447,590	—	—	447,590
Forward Foreign Currency Exchange Contracts [2]	—	467,782	—	467,782
Liabilities
Forward Foreign Currency Exchange Contracts [2]	—	(750,882)	—	(750,882)
Total	$215,182,835	$825,889,767	$1,729	$1,041,074,331

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts and forward foreign currency exchange contracts are reported at cumulative unrealized appreciation or depreciation.

Schwab International Opportunities Fund
Notes to Portfolio Holdings (Unaudited)

Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the 1940 Act), the Board of Trustees (the Board) has designated authority to a Valuation Designee, the fund’s investment adviser, to make fair valuation determinations under adopted procedures, subject to Board oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities held in the fund’s portfolio are valued every business day. The following valuation policies and procedures are used by the Valuation Designee to value various types of securities:
● Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
● Foreign equity security fair valuation: The Valuation Designee has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the valuation of a fund’s holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, the Valuation Designee seeks to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of the fund’s portfolio holdings and the net asset value (NAV) of the fund’s shares and seeks to help ensure that the prices at which the fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of the fund and that of its comparative index or benchmark.
● Futures contracts and forward foreign currency exchange contracts (forwards): Futures contracts are valued at their settlement prices as of the close of their exchanges. Forwards are valued based on that day’s forward exchange rates or by using an interpolated forward exchange rate for contracts with interim settlement dates.
● Mutual funds: Mutual funds are valued at their respective NAVs.
● Securities for which no quoted value is available: The Valuation Designee has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a security may be fair valued when it’s de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Fair value determinations are made in good faith in accordance with adopted valuation procedures. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Valuation Designee may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that the fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
● Level 1 — quoted prices in active markets for identical investments — Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds, exchange-traded funds (ETFs) and futures contracts. Mutual funds and ETFs are classified as Level 1 prices, without consideration to the classification level of the underlying securities held which could be Level 1, Level 2 or Level 3 in the fair value hierarchy.
● Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include forward foreign currency exchange contracts, U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close

Schwab International Opportunities Fund
Notes to Portfolio Holdings (Unaudited) (continued)

hours before the valuation of the fund’s holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Valuation Designee has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets.
● Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information. Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the fund’s investments as of July 31, 2024, are disclosed in the fund’s Portfolio Holdings.
REG87632JUL24